Basis of Financial Statements - Change in Accounting Principle for Equity Method Investments (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Income Statement [Abstract]
Income tax benefit	$ (7.2)	$ (5.5)
Equity in earnings (losses) of unconsolidated affiliates	(21.4)	(1.1)
Net earnings (loss)	(19.9)	(5.3)
Net earnings (loss) attributable to Cannae Holdings	$ (16.8)	$ (1.1)
Basic
Basic earnings (loss) per share attributable to Cannae Holdings common shareholders (in usd per share)	$ (0.23)	$ (0.02)
Diluted
Diluted earnings (loss) per share attributable to Cannae Holdings common shareholders (in usd per share)	$ (0.23)	$ (0.02)
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$ (19.9)	$ (5.3)
Unrealized gain relating to investments in unconsolidated affiliates	5.9
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	(10.5)	$ (5.7)
Balance Sheet Related Disclosures [Abstract]
Investments in unconsolidated affiliates	906.3		$ 397.2
Deferred tax asset	18.2		16.9
Retained earnings	49.5		45.8
Additional paid-in capital	1,148.9		1,146.2
Accumulated other comprehensive loss	(65.9)		$ (67.2)
As Previously Reported
Income Statement [Abstract]
Income tax benefit	(4.8)
Equity in earnings (losses) of unconsolidated affiliates	2.9
Net earnings (loss)	2.0
Net earnings (loss) attributable to Cannae Holdings	$ 5.1
Basic
Basic earnings (loss) per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.07
Diluted
Diluted earnings (loss) per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.07
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$ 2.0
Unrealized gain relating to investments in unconsolidated affiliates	6.2
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	11.7
Balance Sheet Related Disclosures [Abstract]
Investments in unconsolidated affiliates	930.8
Deferred tax asset	15.8
Retained earnings	71.4
Additional paid-in capital	1,148.8
Accumulated other comprehensive loss	(65.6)
Difference
Income Statement [Abstract]
Income tax benefit	(2.4)
Equity in earnings (losses) of unconsolidated affiliates	(24.3)
Net earnings (loss)	(21.9)
Net earnings (loss) attributable to Cannae Holdings	$ (21.9)
Basic
Basic earnings (loss) per share attributable to Cannae Holdings common shareholders (in usd per share)	$ (0.30)
Diluted
Diluted earnings (loss) per share attributable to Cannae Holdings common shareholders (in usd per share)	$ (0.30)
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$ (21.9)
Unrealized gain relating to investments in unconsolidated affiliates	(0.3)
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	(22.2)
Balance Sheet Related Disclosures [Abstract]
Investments in unconsolidated affiliates	(24.5)
Deferred tax asset	2.4
Retained earnings	(21.9)
Additional paid-in capital	0.1
Accumulated other comprehensive loss	$ (0.3)